Additional Information-Parent Company Only Condensed Financial Information - Condensed statements of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (621,973)	$ (90,178)	¥ (690,292)	¥ (296,162)
Total operating expenses	(3,411,803)	(494,665)	(2,944,610)	(1,360,678)
Loss from operations	(1,603,751)	(232,522)	(1,390,709)	(602,881)
Other income/(expenses):
Fair value change of financial instruments	(145,200)		31,800	0
Interest income	68,104	9,874	31,305	24,751
Exchange gains/(losses)	71,749	10,403	(16,665)	62,663
Net loss	(1,578,403)	(228,847)	(1,298,880)	(517,550)
Accretions of convertible redeemable preferred shares to redemption value			170,585	680,734
Other comprehensive loss:
Foreign currency translation adjustments	273,310		(143,190)	(143,326)
Total other comprehensive (loss)/income:	273,310	39,626	(143,190)	(143,326)
Comprehensive loss attributable to Zhihu Inc.'s shareholders	(1,307,847)	(189,620)	(1,612,655)	(1,341,610)
Reportable legal entities | Zhihu Inc.
Operating expenses:
General and administrative expenses	(79,908)	(11,586)	(30,019)	(13,914)
Total operating expenses	(79,908)	(11,586)	(30,019)	(13,914)
Loss from operations	(79,908)	(11,586)	(30,019)	(13,914)
Other income/(expenses):
Fair value change of financial instruments				(68,818)
Interest income	1,027	149	123	3,244
Exchange gains/(losses)	516	75	(523)	69,650
Share of loss of subsidiaries	(1,502,792)	(217,884)	(1,268,461)	(507,712)
Net loss	(1,581,157)	(229,246)	(1,298,880)	(517,550)
Net loss attributable to the Company	(1,581,157)	(229,246)	(1,469,465)	(1,198,284)
Accretions of convertible redeemable preferred shares to redemption value			(170,585)	(680,734)
Other comprehensive loss:
Foreign currency translation adjustments	273,310	39,626	(143,190)	(143,326)
Total other comprehensive (loss)/income:	273,310	39,626	(143,190)	(143,326)
Total comprehensive loss	(1,307,847)	(189,620)	(1,442,070)	(660,876)
Comprehensive loss attributable to Zhihu Inc.'s shareholders	¥ (1,307,847)	$ (189,620)	¥ (1,612,655)	¥ (1,341,610)